Consolidated Balance Sheet Components (Details) - Schedule of other long-term liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Consolidated Balance Sheet Components
Unvested founder shares liability	$ 196
Operating lease liability, net of current portion	230
Total other long-term liabilities	$ 426